Options (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Nov. 30, 2022
Unrecognized compensation cost	$ 0	$ 0	$ 0	$ 0
Number of options outstanding	1,309,000		1,309,000
Options exercised	$ 0	$ 0	$ 0	$ 0
Stock option share-based compensation forfeiture rate	4.00%	4.00%	4.00%	4.00%
Common shares, outstanding	33,092,665	33,092,665	33,092,665	33,092,665	23,678,105
Employee Stock Option Plan [Member]
Share-based compensation arrangement by share-based payment award, options, grants in period			2,000,267
Common shares, outstanding	3,309,267		3,309,267
Lower [Member]
Options granted, term			5 years
Upper [Member]
Options granted, term			10 years